Subsequent Event	12 Months Ended
Mar. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENT

15.	SUBSEQUENT EVENT

Private Placement

On April 16, 2019, China SXT Pharmaceuticals, Inc. (the “Company”) entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain unaffiliated institutional investors identified therein (each an “Investor”, or “Holder” and collectively “Investors” or “Holders’) relating to a private placement by the Company of (1) Senior Convertible Notes in the aggregate principal amount of $15 million (each, a “Note” and collectively, the “Notes”), consisting of (i) a Series A Note in the principal amount of $ 10 million, and (ii) a Series B Note in the principal amount of $ 5 million and (2) warrants (the “Warrants”) to purchase such amount of shares of the Company’s ordinary shares equal to 50% of the shares issuable upon conversion of the Notes, exercisable for a period of five years at an exercise price of $8.38, for consideration consisting of (i) a cash payment of $10,000,000, and (ii) a secured promissory note payable by the Investors to the Company (the “Investor Note”) in the principal amount of $5 million.

Receipt of Demand Note

On June 19, 2019, the Company received a demand letter via FedEx from Tanya Durkee Urbach, an attorney at Markun Zusman Freniere & Compton LLP representing Boustead Securities LLC (“Boustead”). The letter, dated May 22, 2019, claimed that the Company had breached the letter agreement dated October 25, 2017 (“Letter Agreement”) and the underwriting agreement dated September 28, 2018 (“UW Agreement”) entered into by and between Boustead and the Company. Boustead alleged that the parties in the Company’s private placement transactions in May 2019 were known to the Company prior to the 12-month period following the termination of Letter Agreement, therefore, Boustead would be entitled to a payment of $925,000 and warrants as a “success fee” equal to the amount paid to placement agent fee and placement warrants in the private placement transaction. Boustead stated they would proceed to file suit in New York if the payment is not made within 10 business days of May 22, 2019. The Company believes the claim is soundless and intends to engage a litigation counsel to settle with Boustead and to vigorously defend against it if there is any future litigation regarding this dispute with Boustead.

Receipt of Event of Default Redemption Notices

On May 2, 2019, we completed a private placement (the “Private Placement”) with two unaffiliated institutional investors pursuant to certain Securities Purchase Agreement dated April 16, 2019, as amended on May 2, 2019 (the “Purchase Agreement”). The securities sold by the Company in the Private Placement consisted of (1) Senior Convertible Notes in the aggregate principal amount of $15 million (each, a “Note” and collectively, the “Notes”), consisting of (i) Series A Senior Convertible Notes (“Series A Notes”) in the aggregate principal amount of $10 million, and (ii) Series B Senior Secured Convertible Notes (“Series B Notes”) in the aggregate principal amount of $5 million and (2) Warrants (“Series A Warrants”) to purchase 596,658 of the Company’s ordinary shares equal to 50% of the shares issuable upon conversion of the Series A Notes, exercisable for a period of five years at an initial exercise price of $8.38, and (3) Warrants (“Series B Warrants”) to purchase 298,330 of the Company’s ordinary shares equal to 50% of the shares issuable upon conversion of the Series B Notes, exercisable for a period of five years at an exercise price of $8.38. In exchange for the above securities, the Company received consideration consisting of (i) an aggregate cash payment of $10,000,000, and (ii) secured promissory notes payable by the Investors to the Company (the “Investor Notes”) in the aggregate principal amount of $5 million. Pursuant to Purchase Agreement the Company also pre-delivered four million Ordinary Shares of the Company to the Investors as security for the Company’s obligations under the transaction documents in the Private Placement.

On July 23, 2019, the Company received from Alto B Opportunity Master Fund, SPC - Segregated Master Portfolio B (“Alto”) an Event of Default Redemption Notice (“Alto Redemption Notice”). In the Alto Redemption Notice, Alto claimed that the Company failed to timely make the payment for the Installment Amount (as defined in the Notes) due on July 19, 2019, therefore, Alto elected to effect the redemption of $6,055,410.15, comprising in aggregate the entire principal amount of the Series A Note at the Event of Default Redemption Price (as defined in the Notes), accrued and unpaid Interest (as defined in the Notes) on such principal, unpaid Make-Whole Amount (as defined in the Notes) on such principal and accrued and unpaid Late Charges owed to the Investor.

On July 29, 2019, Hudson Bay Master Fund (“Hudson Bay”) delivered an Event of Default Redemption Notice (the “Hudson Bay Redemption Notice”) to the Company alleging the Company has failed to timely deliver the shares they elect to convert in a Conversion Notice dated July 10, 2019. Hudson Bay demanded the Company to pay an amount of $222,698.10 as liquidated damages and Late Charges (as defined in Notes) accrued as of July 29, 2019 and an amount of $8,263,052.47 as Event of Default Redemption Price on or before August 5, 2019. In addition, Hudson Bay demanded the Company to purchase the Series A Warrant issued to Hudson Bay for the Event of Default Black Scholes Value of not less than $1,208,384.07. Hudson Bay clarified it did not demand redemption through this notice in respect of the Series B Note, however, it reserved its rights to demand the redemption of Series B Note at any time based on the Event of Default referenced therein or any other Event of Default.

The Company is now in negotiation with investors and seeking to obtain a forbearance and release agreement from them.

Investment in Huangshan Panjie Investment LLP Fund

In June 2019 the Company entered into a limited partnership agreement with Huangshan Panjie Investment Management Co., Ltd. (the “GP”), one of the general partner of Huangshan Panjie Investment LLP Fund (“the Fund”), to join the Fund as a limited partner. The GP will take 20% carried interest. Pursuant to the limited partnership agreement and its supplements, the Company is committed to contribute $7.46 million (RMB50 million) into the Fund in two installments, with one installment of $3.73 million (RMB 25 million) made on June 14, 2019, and the second installment of $3.73 million (RMB 25 million) to be made no later than October 31, 2019. Pursuant to oral agreement among the Company and the GP and other limited partners, the Company’s obligation to contribute the second installment of $3.73 million (RMB 25 million) prior to October 31, 2019 is contingent on the other limited partners’ simultaneous contribution of their investment amount. As of the date of this annual report, the Company does not believe its contribution obligation will be due by October 31, 2019.

Guarantee

On April 23, 2019, the Company signed financial guarantee agreement for Taizhou Jiutian Pharmaceutical Co. Ltd. in one bank borrowing of $447,021 (equivalent of RMB 3,000,000) for one-year period, and on May 8, 2019 the Company signed another financial guarantee agreement for Taizhou Jiutian Pharmaceutical Co. Ltd.other of $521,524 (equivalent of RMB 3,500,000) for a one-year period. The Company is obliged to pay on behalf the related party the principal, interest, penalty and other expenses if Taizhou Jiutian Pharmaceutical Co. Ltd. defaults in payment.